Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding Ending	72,140	69,741
Weighted Average Exercise Price, Outstanding Ending	$ 219.8	$ 206.12
Weighted Average Remaining Life, Outstanding Ending	7 years 2 months 12 days	6 years 2 months 12 days
Intrinsic Value, Outstanding Ending	$ 11
Number of Options, Outstanding Exercisable		60,838
Weighted Average Exercise Price, Outstanding Exercisable		$ 214.98
Weighted Average Remaining Life, Outstanding Exercisable		5 years 10 months 24 days
Intrinsic Value, Outstanding Exercisable
Number of Options, Outstanding Vested and expected to vest		69,741
Weighted Average Exercise Price, Outstanding Vested and expected to vest		$ 206.12
Weighted Average Remaining Life, Outstanding Vested and expected to vest		6 years 2 months 12 days
Intrinsic Value, Outstanding Vested and expected to vest
Number of Options, Outstanding Ending		6,347
Weighted Average Exercise Price, Outstanding Ending		$ 51.84
Number of Options, Outstanding, Exercised
Weighted Average Exercise Price, Outstanding, Exercised
Number of Options, Outstanding Cancelled		(8,746)
Weighted Average Exercise Price, Outstanding Cancelled		$ 237.6